                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                -----------------

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):       [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Aspen Investment Management Inc.
Address:  4020 E. Beltline Ave. NE, Suite 103
          Grand Rapids, MI  49525

Form 13F File Number:  28-14711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:     Richard Gregory Knoor
Title:    Treasurer
Phone:    616-361-2500

Signature, Place, and Date of Signing:

/s/ Richard Gregory Knoor        Grand Rapids, MI       April 25, 2013
     [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





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[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


















































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                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                         ------------

Form 13F Information Table Entry Total:      128
                                         ------------

Form 13F Information Table Value Total:    $163,041
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

List of Other Managers Reporting for this Manager:

None.

























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
                                      FORM 13F INFORMATION TABLE
           COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
---------------------------      --------------    ---------   --------  ------------------  ---------- -------- ----------------
                                                                 VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION MANAGERS SOLE SHARED NONE
---------------------------      --------------    ---------   --------  -------   --- ----  ---------- -------- ---- ------ ----
Interoil Corp                    COM                460951106  17,605.99  231323    SH           SOLE                        NONE
Interoil Corp                    COM                460951106      15.22     200    SH           OTHER                       NONE
Ishares Int Corp Bond ETF        BARCLAYS INTER CR  464288638  14,355.23  129163.53 SH           SOLE                        NONE
Spdr S&P Dividend ETF            S&P DIVID ETF      78464A763   5,963.58   90371    SH           SOLE                        NONE
Ishares Tr S&P Smallcap          S&P SMLCAP 600     464287804   5,087.87   58441    SH           SOLE                        NONE
SPDR Unit Trust                  TR UNIT            78462F103   4,705.90   30037    SH           SOLE                        NONE
Ishares US Preferred Stock Fund  US PFD STX IDX     464288687   4,069.59  100434    SH           SOLE                        NONE
Ishares Tr Msci EAFE Fd          MSCI EFA INDEX     464287465   3,800.55   64438    SH           SOLE                        NONE
Pfizer Inc                       COM                717081103   3,788.02  131255    SH           SOLE                        NONE
Pfizer Inc                       COM                717081103     843.98   29244    SH           OTHER                       NONE
Pimco 0-5 Year High Yld ETF      0-5 HIGH YIELD     72201R783   3,734.61   35714    SH           SOLE                        NONE
Powershares Senior Loan
   Portfolio                     SENIOR LN PORT     73936Q769   2,819.48  112330    SH           SOLE                        NONE
Exxon Mobil Corporation          COM                30231G102   2,776.02   30807    SH           SOLE                        NONE
Waste Management Inc.            COM                94106L109   2,525.34   64405.58 SH           OTHER                       NONE
Waste Management Inc.            COM                94106L109     613.13   15637    SH           SOLE                        NONE
Intl Business Machines           COM                459200101   2,400.82   11255.58 SH           SOLE                        NONE
Chevron                          COM                166764100   2,325.19   19569    SH           SOLE                        NONE
General Electric                 COM                369604103   2,243.13   97021    SH           SOLE                        NONE
General Electric                 COM                369604103     231.20   10000    SH           OTHER                       NONE
Vanguard Reit                    REIT ETF           922908553   2,197.29   31154    SH           SOLE                        NONE
Wisdomtree Smallcap Div          SMALLCAP DIV       97717W604   2,092.73   36676    SH           SOLE                        NONE
Johnson & Johnson                COM                478160104   2,074.78   25448    SH           SOLE                        NONE
Amgen Incorporated               COM                031162100   2,004.07   19550    SH           SOLE                        NONE
Ishares Tr Russell 2000          RUSSELL 2000       464287655   1,874.72   19853    SH           SOLE                        NONE
Microsoft Corp                   COM                594918104   1,782.26   62306    SH           SOLE                        NONE
Vanguard Emerging Market         MSCI EMR MKT ETF   922042858   1,773.97   41356    SH           SOLE                        NONE
Verizon Communications           COM                92343V104   1,753.28   35672    SH           SOLE                        NONE
Williams Companies               COM                969457100   1,648.24   44000    SH           SOLE                        NONE
Wisdomtree Emerging Mkt
   Bond ETF                      EM LCL DEBT FD     97717X867   1,625.70   30948    SH           SOLE                        NONE
Du Pont E I De Nemour            COM                263534109   1,603.89   32626    SH           SOLE                        NONE
Yum Brands Inc                   COM                988498101   1,556.78   21640    SH           SOLE                        NONE
C S X Corp                       COM                126408103   1,510.83   61341    SH           SOLE                        NONE
Pepsico Incorporated             COM                713448108   1,454.91   18391    SH           SOLE                        NONE
JP Morgan                        COM                46625H100   1,438.18   30303    SH           SOLE                        NONE
Motorola Solutions Inc           COM                620076307   1,435.62   22421    SH           SOLE                        NONE
Proctor & Gamble                 COM                742718109   1,378.30   17886    SH           SOLE                        NONE
Intel Corp                       COM                458140100   1,354.08   62014    SH           SOLE                        NONE
Illinois Tool Works Inc          COM                452308109   1,345.86   22085    SH           SOLE                        NONE
Auto Data Processing             COM                053015103   1,343.52   20660    SH           SOLE                        NONE
Ishares DJ International Div     DJ INTL SEL DIVD   464288448   1,324.85   38795    SH           SOLE                        NONE


Wells Fargo & Co                 COM                949746101   1,321.99   35739    SH           SOLE                        NONE
AT & T                           COM                00206R102   1,255.93   34230.93 SH           SOLE                        NONE
Merck & Co Inc                   COM                58933Y105   1,225.18   27719    SH           SOLE                        NONE
Wal Mart Stores Inc              COM                931142103   1,129.56   15095    SH           SOLE                        NONE
Wal Mart Stores Inc              COM                931142103     710.89    9500    SH           OTHER                       NONE
Duke Power Co                    COM                26441C204   1,105.33   15227    SH           SOLE                        NONE
Vanguard Mid Cap ETF             MID CAP ETF        922908629   1,094.71   11785    SH           SOLE                        NONE
Apple Computer Inc               COM                037833100   1,058.40    2391    SH           SOLE                        NONE
Mondelez Intl                    COM                609207105   1,054.04   34429    SH           SOLE                        NONE
Capital One Financial            COM                14040H105   1,041.91   18961    SH           SOLE                        NONE
Amazon Com Inc                   COM                023135106     991.34    3720    SH           SOLE                        NONE
Intrcontinentalexchange          COM                45865V100     981.68    6020    SH           SOLE                        NONE
Caterpillar Inc                  COM                149123101     962.84   11071    SH           SOLE                        NONE
Home Depot Inc                   COM                437076102     961.43   13778    SH           SOLE                        NONE
Goldman Sachs Group              COM                38141G104     922.48    6269    SH           SOLE                        NONE
Cisco Systems Inc                COM                17275R102     888.41   42518    SH           SOLE                        NONE
Schwab Intl Small Cap ETF        INTL SCEQT ETF     808524888     884.26   31436    SH           SOLE                        NONE
Google Inc                       COM                38259P508     880.75    1109    SH           SOLE                        NONE
Lockheed Martin Corp             COM                539830109     874.86    9064    SH           SOLE                        NONE
Foot Locker Inc                  COM                344849104     864.77   25256    SH           SOLE                        NONE
American Express                 COM                025816109     842.64   12491    SH           SOLE                        NONE
Ishares Msci Emrg Mkt Fd         MSCI EMER MKT      464287234     814.04   19033    SH           SOLE                        NONE
Tyco International               COM                H89128104     813.98   25437    SH           SOLE                        NONE
Conocophillips                   COM                20825C104     802.94   13360    SH           SOLE                        NONE
Bp Plc Adr                       COM                055622104     764.25   18046    SH           SOLE                        NONE
Visa Inc Cl A                    COM                92826C839     754.94    4445    SH           SOLE                        NONE
Bristol Myers Squibb             COM                110122108     739.11   17944    SH           SOLE                        NONE
Stericycle Inc                   COM                858912108     725.21    6830    SH           SOLE                        NONE
Metlife Inc                      COM                59156R108     712.53   18741    SH           SOLE                        NONE
Coca Cola                        COM                191216100     686.27   16970    SH           SOLE                        NONE
Phillip Morris Co.               COM                02209S103     669.26   19461    SH           SOLE                        NONE
Stryker Corp                     COM                863667101     647.81    9929.59 SH           SOLE                        NONE
Stryker Corp                     COM                863667101      36.53     560    SH           OTHER                       NONE
Ishares Tr Russell 2000 Growth   RSL 2000 GROW      464287648     645.84    6000    SH           SOLE                        NONE
Fair Isaac & Co                  COM                303250104     631.21   13815    SH           SOLE                        NONE
Bank Of America Corp             COM                060505104     626.27   51418    SH           SOLE                        NONE
Bank Of America Corp             COM                060505104      18.27    1500    SH           OTHER                       NONE
Powershs Db Commdty Indx         UNIT BEN INT       73935S105     612.45   22426    SH           SOLE                        NONE
Gilead Sciences Inc              COM                375558103     611.75   12500    SH           SOLE                        NONE
Walt Disney                      COM                254687106     603.78   10630    SH           SOLE                        NONE
Sch US Div Equity Etf            US DIVIDEND EQ     808524797     603.63   18988    SH           SOLE                        NONE
Nextera Energy Inc               COM                65339F101     590.37    7600    SH           SOLE                        NONE
Sch US Agg Bnd Etf               US AGGREGATE B     808524839     563.55   10790    SH           SOLE                        NONE
Monsanto Co                      COM                61166W101     528.15    5000    SH           SOLE                        NONE
Monsanto Co                      COM                61166W101      84.50     800    SH           OTHER                       NONE
Ishares Ftse China               FTSE CHINA 25 IDX  464287184     527.84   14293    SH           SOLE                        NONE
Anadarko Petroleum Corp          COM                032511107     517.00    5912    SH           SOLE                        NONE
Semtech Corp                     COM                816850101     516.84   14600    SH           OTHER                       NONE
Semtech Corp                     COM                816850101     106.20    3000    SH           SOLE                        NONE
Wisdomtree Midcap Divdnd ETF     MIDCAP DIVI FD     97717W505     511.83    7849    SH           SOLE                        NONE
Halliburton Co                   COM                406216101     496.32   12282    SH           SOLE                        NONE


Ishares Tr Russell 1000          RUSSELL 1000       464287622     491.78    5639    SH           SOLE                        NONE
Emerson Electric Co              COM                291011104     483.39    8652    SH           SOLE                        NONE
Medtronic Inc                    COM                585055106     476.41   10145    SH           SOLE                        NONE
Kraft Foods Group                COM                50076Q106     412.86    8012    SH           SOLE                        NONE
Charles Schwab                   COM                808513105     404.71   22878    SH           SOLE                        NONE
Bank Of New York Co              COM                064058100     401.91   14359    SH           SOLE                        NONE
Oracle Corporation               COM                68389X105     400.15   12377    SH           SOLE                        NONE
American Eagle Outfitters        COM                02553E106     392.23   20975    SH           SOLE                        NONE
Marathon Group                   COM                565849106     383.06   11360    SH           SOLE                        NONE
Schwab US Large Cap ETF          US LRG CAP ETF     808524201     334.92    8967    SH           SOLE                        NONE
Edwards Lifesciences Cp          COM                28176E108     320.83    3905    SH           SOLE                        NONE
Philip Morris Intl Inc           COM                718172109     319.57    3447    SH           SOLE                        NONE
Chemical Financial Corp          COM                163731102     308.46   11693    SH           SOLE                        NONE
Ford Motor Company               COM                345370860     305.71   23248    SH           SOLE                        NONE
United Technologies              COM                913017109     299.91    3210    SH           SOLE                        NONE
Bank Of Hawaii Corp              COM                062540109     294.19    5790    SH           SOLE                        NONE
Ishares Tr S&P Midcap            S&P MIDCAP 400     464287507     279.51    2429    SH           SOLE                        NONE
Darden Restaurants Inc           COM                237194105     266.41    5155    SH           SOLE                        NONE
Deere & Co                       COM                244199105     255.70    2974    SH           SOLE                        NONE
Federated Investors              COM                314211103     249.01   10520    SH           SOLE                        NONE
ABBVIE INC                       COM                00287Y109     248.06    6083    SH           SOLE                        NONE
ADT Corporation                  COM                00101J106     245.63    5019    SH           SOLE                        NONE
Chubb Corporation                COM                171232101     242.90    2775    SH           SOLE                        NONE
Dow Chemical                     COM                260543103     241.41    7582    SH           SOLE                        NONE
Colgate Palmolive                COM                194162103     237.24    2010    SH           SOLE                        NONE
Sherwin Williams Co              COM                824348106     236.78    1402    SH           SOLE                        NONE
Adobe Systems Inc                COM                00724F101     228.02    5240    SH           SOLE                        NONE
B C E Inc                        COM                05534B760     227.52    4873    SH           SOLE                        NONE
U S Bancorp                      COM                902973304     220.07    6486    SH           SOLE                        NONE
Abbott Labs                      COM                002824100     214.85    6083    SH           SOLE                        NONE
Spdr Technology ETF              COM                81369Y803     205.38    6785    SH           SOLE                        NONE
Weyerhaeuser Co                  COM                962166104     205.26    6541    SH           SOLE                        NONE
Ishares Tr Russell 1000 Growth   RUSSELL1000GRW     464287614     202.86    2842.42 SH           SOLE                        NONE
General Mills Inc                COM                370334104     202.17    4100    SH           SOLE                        NONE
Corning Inc.                     COM                219350105     168.44   12636    SH           SOLE                        NONE
Weatherford Intl Ltd             COM                H27013103     133.66   11010    SH           SOLE                        NONE
Dynamic Fuel Sys Inc             COM                26780A108       5.29   34300    SH           OTHER                       NONE